Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 18, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 09, 2015
Significant Accounting Policies (Textual)
Ownership percentage		50.00%			20.00%
Percentage of charterers revenue in voyage revenue		More than 10	More than 10	More than 10
Impairment charges	$ 23,978			$ 17,982
Minimum [Member]
Significant Accounting Policies (Textual)
Finite-lived intangible asset, useful life		27 years
Maximum [Member]
Significant Accounting Policies (Textual)
Finite-lived intangible asset, useful life		28 years
M/V Free Neptune [Member]
Significant Accounting Policies (Textual)
Impairment charges		$ 4,286